Columbia Floating Rate Fund
First Quarter Report
October 31, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Floating Rate Fund, October 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities - Non-Agency 3.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ares XXVII CLO Ltd.(a),(b)
Series 2024-2A Class DR3
3-month Term SOFR + 3.000% Floor 3.000% 10/28/2034	6.859%	3,000,000	2,985,018
Bain Capital Credit CLO(a),(b)
Series 2019-1A Class DR2
3-month Term SOFR + 3.100% Floor 3.100% 04/19/2034	6.984%	2,000,000	2,001,596
Ballyrock CLO Ltd.(a),(b)
Series 2021-16A Class C1R
3-month Term SOFR + 2.750% Floor 2.750% 04/20/2038	7.076%	3,000,000	2,962,071
Carlyle US CLO Ltd.(a),(b)
Series 2021-2A Class D1R
3-month Term SOFR + 2.850% Floor 2.850% 04/20/2038	7.176%	3,000,000	3,011,970
Elmwood CLO Ltd.(a),(b)
Series 2022-5A Class D1RR
3-month Term SOFR + 2.950% Floor 2.950% 07/17/2037	7.272%	2,000,000	2,007,416
Market Street CLO Ltd. II(a),(b),(c)
Series 2025-2A Class D1
3-month Term SOFR + 3.250% Floor 3.250% 03/20/2038	3.870%	3,000,000	3,004,176
Palmer Square CLO Ltd.(a),(b)
Series 2021-1A Class C1R
3-month Term SOFR + 2.700% Floor 2.700% 04/20/2038	6.584%	3,000,000	3,013,224
Series 2023-1A Class D1R
3-month Term SOFR + 2.650% Floor 2.650% 01/20/2038	6.534%	3,000,000	2,992,224
TCW CLO Ltd.(a),(b)
Series 2018-1A Class D1R3
3-month Term SOFR + 3.500% 10/25/2035	7.358%	2,000,000	2,002,944
Total Asset-Backed Securities — Non-Agency (Cost $24,027,982)			23,980,639

Common Stocks 0.7%
Issuer	Shares	Value ($)
Communication Services 0.3%
Diversified Telecommunication Services 0.2%
Uniti Group, Inc.(d)	165,064	950,769
Uniti Group, Inc.(d),(e),(f)	1,053	1,053,000
Total		2,003,769
Media 0.1%
Clear Channel Outdoor Holdings, Inc.(d)	198,952	360,103
iHeartMedia, Inc., Class B(d)	84,607	251,283
Star Tribune Co. (The)(d),(e),(f)	1,098	—
Total		611,386
Total Communication Services		2,615,155
Consumer Discretionary 0.1%
Diversified Consumer Services 0.1%
WW International, Inc.(d)	16,135	561,820
Household Durables 0.0%
Serta Simmons Bedding LLC(d)	394	3,625
Total Consumer Discretionary		565,445
Energy 0.1%
Oil, Gas & Consumable Fuels 0.1%
New Frontera Holdings(d),(f)	64,498	644,980
Southcross Energy Partners LLC(d),(e),(f)	107,918	0
Southcross Energy Partners LLC, Class A(d),(e),(f)	2,041,444	2
Total		644,982
Total Energy		644,982
Financials 0.0%
Financial Services 0.0%
Bright Bidco BV(d)	4,398	2,529
Total Financials		2,529
Health Care 0.1%
Health Care Providers & Services 0.1%
Envision Healthcare(d)	33,311	513,206
Total Health Care		513,206
Industrials 0.0%
Construction & Engineering 0.0%
McDermott International Ltd.(d),(f)	1,475	25,069

Columbia Floating Rate Fund  | 2025

Portfolio of Investments  (continued)
Columbia Floating Rate Fund, October 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Machinery 0.0%
TNT Crane and Rigging, Inc.(d)	60,744	44,556
Total Industrials		69,625
Information Technology 0.1%
Communications Equipment 0.0%
Riverbed Technology, Inc.(d),(f)	8,710	440
Software 0.1%
Avaya Holdings Corp.(d)	6,992	80,988
Avaya Holdings Corp.(d)	33,749	390,915
Total		471,903
Total Information Technology		472,343
Materials 0.0%
Containers & Packaging 0.0%
Flint Group Packaging(d),(e),(f)	1,684,573	2
Total Materials		2
Total Common Stocks (Cost $7,543,443)		4,883,287

Convertible Preferred Stocks —%
Issuer		Shares	Value ($)
Information Technology —%
Communications Equipment —%
Riverbed Technology, Inc.(e),(f)	7.000%	9,297	0
Total Information Technology			0
Total Convertible Preferred Stocks (Cost $201,433)			0

Corporate Bonds & Notes 1.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Automotive 0.2%
IHO Verwaltungs GmbH(a),(g)
05/15/2029	6.375%	1,500,000	1,500,805
Chemicals 0.2%
Olympus Water US Holding Corp.(a)
10/01/2028	4.250%	1,000,000	956,667
WR Grace Holdings LLC(a)
08/15/2029	5.625%	1,000,000	915,074
Total			1,871,741
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Finance Companies 0.6%
OneMain Finance Corp.
09/15/2030	4.000%	1,500,000	1,394,761
Provident Funding Associates LP/PFG Finance Corp.(a)
09/15/2029	9.750%	1,500,000	1,579,761
United Wholesale Mortgage LLC(a)
04/15/2029	5.500%	1,250,000	1,230,767
Total			4,205,289
Independent Energy 0.2%
SM Energy Co.(a)
08/01/2029	6.750%	1,500,000	1,496,655
Total Corporate Bonds & Notes (Cost $8,814,598)			9,074,490

Exchange-Traded Fixed Income Funds 1.1%
	Shares	Value ($)
Floating Rate 1.1%
Invesco Senior Loan ETF	190,000	3,971,000
State Street SPDR Blackstone Senior Loan ETF	95,000	3,943,450
Total		7,914,450
Total Exchange-Traded Fixed Income Funds (Cost $7,984,750)		7,914,450

Senior Loans 92.7%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 1.0%
Bleriot US Bidco, Inc.(b),(h)
Term Loan
3-month Term SOFR + 2.500% 10/31/2030	6.502%	742,500	743,658
Goat Holdco LLC(b),(h)
Tranche B Term Loan
1-month Term SOFR + 2.750% 01/27/2032	6.715%	2,186,296	2,183,563
Karman Holdings, Inc.(b),(h)
Term Loan
3-month Term SOFR + 3.500% 04/01/2032	7.502%	527,280	528,930
TransDigm, Inc.(b),(h)
Tranche J Term Loan
3-month Term SOFR + 2.500% 02/28/2031	6.502%	3,101,832	3,105,244
Columbia Floating Rate Fund  | 2025

Portfolio of Investments  (continued)
Columbia Floating Rate Fund, October 31, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Tranche M Term Loan
3-month Term SOFR + 2.500% 08/19/2032	6.502%	781,244	781,416
Total			7,342,811
Airlines 0.7%
AAdvantage Loyalty IP Ltd./American Airlines, Inc.(b),(h)
Term Loan
3-month Term SOFR + 2.250% 04/20/2028	6.134%	2,535,071	2,537,099
3-month Term SOFR + 3.250% 05/28/2032	7.134%	331,741	332,736
American Airlines, Inc.(b),(h)
Term Loan
6-month Term SOFR + 2.250% 06/04/2029	6.258%	2,264,192	2,256,403
Total			5,126,238
Automotive 1.0%
American Axle & Manufacturing, Inc.(b),(h)
Tranche B Term Loan
6-month Term SOFR + 3.000% Floor 0.500% 12/13/2029	7.052%	1,316,427	1,313,544
Clarios Global LP(b),(h)
1st Lien Term Loan
1-month Term SOFR + 2.500% 05/06/2030	6.465%	3,824,719	3,822,347
1-month Term SOFR + 2.750% 01/28/2032	6.715%	364,936	365,736
First Brands Group LLC(h),(i)
1st Lien Term Loan
03/30/2027	11.570%	1,186,227	378,406
03/30/2027	9.570%	2,731,082	871,215
First Brands Group LLC(b),(h),(j)
Tranche A Term Loan
3-month Term SOFR + 1.550% 06/29/2026	5.534%	340,720	360,775
Total			7,112,023
Brokerage/Asset Managers/Exchanges 4.4%
Aretec Group, Inc.(b),(h)
Tranche B3 1st Lien Term Loan
1-month Term SOFR + 3.500% 08/09/2030	7.465%	3,332,522	3,343,420
Chicago US Midco III LP(b),(h),(j)
Delayed Draw Term Loan
3-month Term SOFR + 3.000% 10/30/2032	1.250%	193,296	193,055
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Term Loan
3-month Term SOFR + 3.000% 10/30/2032	6.468%	1,301,528	1,299,901
DRW Holdings LLC(b),(h)
1st Lien Term Loan
3-month Term SOFR + 3.500% 06/26/2031	7.502%	1,188,000	1,161,270
Focus Financial Partners LLC(b),(h)
Tranche B Term Loan
1-month Term SOFR + 2.750% 09/15/2031	6.715%	2,236,044	2,240,941
GIH Borrower LLC(b),(h)
Term Loan
3-month Term SOFR + 2.500% 11/26/2031	6.502%	2,233,125	2,240,115
GTCR Everest Borrower LLC(b),(h)
Term Loan
3-month Term SOFR + 2.750% 09/05/2031	6.752%	2,481,281	2,487,881
Jefferies Finance LLC(b),(h)
Term Loan
1-month Term SOFR + 2.750% 10/21/2031	6.798%	2,098,612	2,056,640
June Purchaser LLC(b),(h),(j),(k)
Delayed Draw Term Loan
3-month Term SOFR + 2.750% 11/28/2031	2.750%	237,910	238,861
June Purchaser LLC(b),(h)
Term Loan
3-month Term SOFR + 2.750% 11/28/2031	6.752%	1,420,321	1,426,003
Orion Midco Ltd.(b),(h),(j)
1st Lien Term Loan
3-month Term SOFR + 3.500% 10/08/2032	7.427%	1,572,968	1,579,857
Osaic Holdings, Inc.(b),(h)
Term Loan
1-month Term SOFR + 3.000% 07/30/2032	6.965%	3,851,409	3,856,223
PEX Holdings LLC(b),(h)
Term Loan
6-month Term SOFR + 2.750% 11/26/2031	6.752%	4,064,298	4,060,924
Russell Investments US Institutional Holdco, Inc.(b),(h)
Term Loan
1-month Term SOFR + 1.500% Floor 1.000% 05/30/2027	8.965%	4,185,162	4,051,781

Columbia Floating Rate Fund  | 2025

Portfolio of Investments  (continued)
Columbia Floating Rate Fund, October 31, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
VFH Parent LLC(b),(h)
Tranche B2 Term Loan
1-month Term SOFR + 2.500% 06/21/2031	6.465%	1,793,413	1,793,969
Total			32,030,841
Building Materials 3.8%
Cornerstone Building Brands, Inc.(b),(h)
Tranche B Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 04/12/2028	7.382%	1,800,039	1,643,778
Tranche C Term Loan
1-month Term SOFR + 4.500% Floor 0.500% 05/15/2031	8.532%	177,517	154,996
DG Investment Intermediate Holdings 2, Inc.(b),(h)
1st Lien Term Loan
1-month Term SOFR + 3.750% 07/09/2032	7.715%	436,612	436,887
Green Infrastructure Partners, Inc.(b),(h)
Term Loan
3-month Term SOFR + 2.750% 09/24/2032	6.753%	1,980,295	1,981,542
Gulfside Supply, Inc.(b),(h)
Term Loan
3-month Term SOFR + 3.000% 06/17/2031	7.002%	1,865,672	1,840,410
Johnstone Supply LLC(b),(h)
Term Loan
1-month Term SOFR + 2.500% 06/09/2031	6.502%	2,957,369	2,960,593
Kodiak BP LLC(b),(h)
Term Loan
3-month Term SOFR + 3.750% 12/04/2031	7.752%	3,047,881	3,025,022
LBM Acquisition LLC(b),(h)
1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 06/06/2031	7.881%	1,879,060	1,811,339
1-month Term SOFR + 5.000% 06/06/2031	9.031%	1,069,457	1,060,858
Madison Safety & Flow LLC(b),(h)
Tranche B 1st Lien Term Loan
1-month Term SOFR + 2.500% 09/26/2031	6.468%	649,038	651,472
Park River Holdings, Inc.(b),(h)
Term Loan
3-month Term SOFR + 4.500% 03/15/2031	8.485%	787,195	789,274
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Quikrete Holdings, Inc.(b),(h)
Tranche B1 1st Lien Term Loan
1-month Term SOFR + 2.250% 04/14/2031	6.215%	1,910,261	1,912,534
Tranche B2 1st Lien Term Loan
1-month Term SOFR + 2.250% 03/19/2029	6.215%	1,476,341	1,477,685
Tranche B3 1st Lien Term Loan
1-month Term SOFR + 2.250% 02/10/2032	6.215%	1,087,938	1,088,906
Smyrna Ready Mix Concrete LLC(b),(h)
Term Loan
1-month Term SOFR + 3.000% 04/02/2029	6.977%	1,771,852	1,771,852
Specialty Building Products Holdings LLC(b),(h)
Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 10/15/2028	7.815%	992,246	949,460
White Cap Supply Holdings LLC(b),(h)
Tranche C Term Loan
1-month Term SOFR + 3.250% 10/19/2029	7.215%	4,223,424	4,231,364
Total			27,787,972
Cable and Satellite 1.7%
CSC Holdings LLC(b),(h)
Term Loan
1-month Term SOFR + 4.500% 01/18/2028	8.532%	2,713,820	2,685,352
Iridium Communications, Inc.(b),(h)
Tranche B4 Term Loan
1-month Term SOFR + 2.250% Floor 0.750% 09/20/2030	6.215%	1,125,151	1,053,108
Sunrise Financing Partnership(b),(h)
Tranche AAA Term Loan
6-month Term SOFR + 2.500% 02/15/2032	6.691%	3,265,518	3,254,285
Telesat Canada(b),(h)
Tranche B5 Term Loan
3-month Term SOFR + 2.750% 12/07/2026	7.210%	4,156,122	3,245,225
Virgin Media Bristol LLC(b),(h)
Tranche Q Term Loan
1-month Term SOFR + 3.250% 01/31/2029	7.397%	1,975,000	1,970,477
Total			12,208,447
Columbia Floating Rate Fund  | 2025

Portfolio of Investments  (continued)
Columbia Floating Rate Fund, October 31, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Chemicals 3.8%
A-AP Buyer, Inc.(b),(h)
Term Loan
3-month Term SOFR + 2.750% 09/09/2031	6.752%	1,183,131	1,181,652
Chemours Co. (The)(b),(h)
Tranche B4 Term Loan
1-month Term SOFR + 3.500% 10/15/2032	7.465%	2,684,238	2,636,593
Ineos Quattro Holdings UK Ltd.(b),(h)
Tranche B Term Loan
1-month Term SOFR + 4.250% 04/02/2029	8.315%	1,110,742	922,838
Ineos US Finance LLC(b),(h)
Term Loan
1-month Term SOFR + 3.250% 02/18/2030	8.597%	1,481,269	1,269,270
1-month Term SOFR + 3.000% 02/07/2031	6.965%	2,020,699	1,709,512
Innophos Holdings, Inc.(b),(h)
Term Loan
1-month Term SOFR + 4.250% 03/16/2029	8.329%	2,623,998	2,501,011
Lummus Technology Holdings V LLC(b),(h)
Tranche B Term Loan
1-month Term SOFR + 2.500% 12/31/2029	6.465%	4,232,171	4,221,591
Olympus Water US Holding(b),(h),(j)
Tranche B Term Loan
3-month Term SOFR + 3.250% 07/23/2032	7.104%	642,493	638,677
Olympus Water US Holding Corp.(b),(h)
Tranche B6 Term Loan
3-month Term SOFR + 3.000% 06/20/2031	7.002%	2,300,998	2,275,687
Rockpoint Gas Storage Partners LP(b),(h)
Term Loan
3-month Term SOFR + 2.500% 09/18/2031	6.502%	2,229,810	2,233,289
Tronox Finance LLC(b),(h),(j)
Tranche B Term Loan
3-month Term SOFR + 2.500% 09/30/2031	6.485%	1,990,625	1,417,942
USALCO LLC(b),(h),(j),(k)
Delayed Draw Term Loan
3-month Term SOFR + 1.000% 09/30/2031	1.000%	143,822	143,777
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
USALCO LLC(b),(h)
Term Loan
1-month Term SOFR + 3.500% 09/30/2031	7.465%	1,385,467	1,385,037
W. R. Grace Holdings LLC(b),(h)
Tranche B1 Term Loan
3-month Term SOFR + 3.000% 08/19/2032	7.002%	923,196	917,140
Windsor Holdings III LLC(b),(h)
Tranche B Term Loan
1-month Term SOFR + 2.750% 08/01/2030	6.727%	3,857,643	3,847,998
Total			27,302,014
Consumer Cyclical Services 4.2%
Allied Universal Holdco LLC(b),(h)
Term Loan
1-month Term SOFR + 3.250% 08/20/2032	7.315%	2,727,471	2,737,099
AmSpec Parent LLC(b),(h)
Delayed Draw Term Loan
3-month Term SOFR + 3.500% 12/22/2031	7.443%	248,640	249,883
Term Loan
3-month Term SOFR + 3.500% 12/22/2031	7.502%	1,613,733	1,621,802
Arches Buyer, Inc.(b),(h)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 12/06/2027	7.315%	2,781,319	2,784,406
Conservice Midco LLC(b),(h)
Term Loan
1-month Term SOFR + 2.750% 05/13/2030	6.715%	3,743,509	3,741,937
Corporation Service Co.(b),(h)
Tranche B Term Loan
1-month Term SOFR + 2.000% Floor 0.500% 11/02/2029	5.965%	2,459,761	2,445,937
Cushman & Wakefield US Borrower LLC(b),(h)
Term Loan
1-month Term SOFR + 2.750% 01/31/2030	6.715%	1,666,019	1,668,802
Ensemble RCM LLC(b),(h)
Tranche B Term Loan
3-month Term SOFR + 3.000% 08/01/2029	6.840%	1,674,654	1,680,666

Columbia Floating Rate Fund  | 2025

Portfolio of Investments  (continued)
Columbia Floating Rate Fund, October 31, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Fleet Midco I Ltd.(b),(h)
Tranche B2 Term Loan
6-month Term SOFR + 2.500% 02/21/2031	6.542%	2,440,828	2,443,879
OMNIA Partners LLC(b),(h)
Tranche B Term Loan
3-month Term SOFR + 2.500% 07/25/2030	6.359%	1,980,000	1,980,931
PG Polaris Bidco SARL(b),(h)
Term Loan
1-month Term SOFR + 2.750% 03/26/2031	6.715%	2,968,002	2,976,906
Prime Security Services Borrower LLC(b),(h)
Tranche B1 1st Lien Term Loan
6-month Term SOFR + 2.000% 10/13/2030	6.129%	1,313,561	1,310,684
Raven Acquisition Holdings LLC(b),(h),(j),(k)
Delayed Draw Term Loan
3-month Term SOFR + 3.000% 11/19/2031	3.000%	254,922	254,899
Raven Acquisition Holdings LLC(b),(h)
Term Loan
1-month Term SOFR + 3.000% 11/19/2031	6.965%	3,551,057	3,550,737
WW International, Inc.(b),(h)
Term Loan
3-month Term SOFR + 6.800% 06/24/2030	10.803%	1,424,461	1,259,465
Total			30,708,033
Consumer Products 2.1%
ACP TARA Holdings, Inc.(b),(h),(j)
Tranche B Term Loan
3-month Term SOFR + 3.250% 09/17/2032	7.500%	1,486,605	1,490,321
Bombardier Recreational Products, Inc.(b),(h)
Term Loan
1-month Term SOFR + 2.250% Floor 0.500% 12/13/2029	6.215%	2,880,256	2,879,997
1-month Term SOFR + 2.250% 01/22/2031	6.215%	972,466	971,007
Lavender Dutch Borrow BV(b),(h),(j)
Term Loan
3-month Term SOFR + 3.250% 09/27/2032	7.393%	1,220,224	1,220,223
Osmosis Buyer Ltd.(b),(h)
Tranche B Term Loan
3-month Term SOFR + 3.000% 07/31/2028	7.129%	2,966,108	2,971,536
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Recess Holdings, Inc.(b),(h)
1st Lien Term Loan
3-month Term SOFR + 3.750% 02/20/2030	7.615%	1,985,664	1,992,494
SRAM LLC(b),(h)
Term Loan
1-month Term SOFR + 2.000% 02/27/2032	5.920%	2,742,640	2,730,079
SWF Holdings I Corp.(b),(h),(j),(k)
Delayed Draw Term Loan
3-month Term SOFR + 2.250% 12/19/2029	2.250%	150,486	149,884
SWF Holdings I Corp.(b),(h)
Tranche A1 Term Loan
1-month Term SOFR + 4.500% 12/19/2029	8.465%	112,864	112,413
Tranche A2 Term Loan
1-month Term SOFR + 4.000% Floor 0.750% 10/06/2028	8.079%	1,132,522	893,889
Total			15,411,843
Diversified Manufacturing 3.7%
EMRLD Borrower LP(b),(h)
Term Loan
3-month Term SOFR + 2.250% 05/31/2030	6.449%	2,474,024	2,466,528
6-month Term SOFR + 2.250% 08/04/2031	6.122%	596,043	593,522
Filtration Group Corp.(b),(h)
Tranche B Term Loan
1-month Term SOFR + 2.750% 10/21/2028	6.715%	3,382,492	3,394,466
Gates Corp.(b),(h)
Tranche B4 Term Loan
1-month Term SOFR + 1.750% Floor 0.500% 11/16/2029	5.715%	802,103	801,180
Hobbs & Associates LLC(b),(h)
Term Loan
1-month Term SOFR + 2.750% 07/23/2031	6.715%	1,495,910	1,493,367
Husky Injection Molding Systems Ltd./Yukon Acquisition, Inc.(b),(h)
Term Loan
6-month Term SOFR + 3.750% 02/15/2029	7.753%	2,037,698	2,042,466
Columbia Floating Rate Fund  | 2025

Portfolio of Investments  (continued)
Columbia Floating Rate Fund, October 31, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Madison IAQ LLC(b),(h)
Term Loan
6-month Term SOFR + 2.500% 06/21/2028	6.702%	3,603,872	3,607,981
6-month Term SOFR + 3.250% 05/06/2032	7.452%	700,539	702,641
Tiger Acquisition LLC(b),(h)
Term Loan
1-month Term SOFR + 2.500% 08/23/2032	6.502%	2,135,949	2,141,951
TK Elevator Midco GmbH(b),(h)
Tranche B Term Loan
6-month Term SOFR + 3.000% 04/30/2030	7.197%	4,568,533	4,594,254
Vertiv Group Corp.(b),(h)
Tranche B4 Term Loan
1-month Term SOFR + 1.750% 03/02/2027	5.788%	1,850,705	1,853,758
WEC US Holdings Ltd.(b),(h)
Term Loan
1-month Term SOFR + 2.250% 01/27/2031	6.384%	3,056,748	3,063,167
Total			26,755,281
Electric 3.6%
Astoria Project Partners LLC/Energy LLC(b),(h)
Tranche B Term Loan
3-month Term SOFR + 2.750% 06/23/2032	6.712%	759,958	761,858
Bayonne Energy Center LLC(b),(h)
Tranche B Term Loan
3-month Term SOFR + 3.000% 10/01/2032	6.985%	1,700,409	1,702,534
Calpine Construction Finance Co. LP(b),(h)
Term Loan
1-month Term SOFR + 2.000% 07/31/2030	5.965%	1,389,943	1,390,861
Carroll County Energy LLC(b),(h)
Term Loan
3-month Term SOFR + 3.250% 06/30/2031	7.252%	2,546,539	2,550,639
Compass Power Generation LLC(b),(h)
Tranche B4 Term Loan
1-month Term SOFR + 3.250% 04/14/2029	7.215%	879,103	884,325
Constellation Renewables LLC(b),(h)
Term Loan
3-month Term SOFR + 2.000% Floor 1.000% 12/15/2027	6.199%	1,893,828	1,891,063
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Cornerstone Generation LLC(b),(h)
Tranche B Term Loan
3-month Term SOFR + 3.250% 08/11/2032	7.476%	1,787,917	1,803,562
CPV Fairview LLC(b),(h)
Tranche B Term Loan
1-month Term SOFR + 2.500% 08/14/2031	6.465%	465,120	465,702
EFS Cogen Holdings I LLC(b),(h)
Tranche B Term Loan
3-month Term SOFR + 3.000% 10/03/2031	7.002%	3,093,877	3,109,346
Hamilton Projects Acquiror LLC(b),(h)
Term Loan
1-month Term SOFR + 2.500% 05/30/2031	6.465%	2,670,607	2,678,779
Invenergy Thermal Operating I LLC(b),(h)
Tranche B Term Loan
3-month Term SOFR + 3.500% 05/17/2032	7.734%	923,240	927,283
Tranche C Term Loan
3-month Term SOFR + 3.500% 05/17/2032	7.734%	66,004	66,293
Lackawanna Energy Center LLC(b),(h)
Tranche B Term Loan
1-month Term SOFR + 3.000% 08/05/2032	7.106%	646,132	646,939
New Frontera Holdings LLC(b),(f),(h)
2nd Lien Term Loan
3-month Term SOFR + 1.500% Floor 1.000% 07/28/2028	5.763%	3,442,275	3,235,739
Oregon Clean Energy LLC(b),(h)
Tranche B Term Loan
3-month Term SOFR + 3.500% 07/12/2030	7.502%	1,047,137	1,049,168
South Field Energy LLC(b),(h)
Tranche B Term Loan
3-month Term SOFR + 3.000% 08/29/2031	7.002%	1,911,710	1,921,269
Tranche C Term Loan
3-month Term SOFR + 3.000% 08/29/2031	7.002%	114,904	115,479
West Deptford Energy Holdings LLC(b),(h)
Term Loan
1-month Term SOFR + 4.000% 07/24/2032	7.965%	1,029,472	1,019,177
Total			26,220,016

Columbia Floating Rate Fund  | 2025

Portfolio of Investments  (continued)
Columbia Floating Rate Fund, October 31, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Environmental 1.6%
EnergySolutions LLC/Envirocare of Utah LLC(b),(h)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 09/20/2030	7.215%	3,465,758	3,482,013
GFL Environmental Services, Inc.(b),(h)
Term Loan
3-month Term SOFR + 2.500% 03/03/2032	6.671%	2,000,000	1,998,000
Northstar Group Services, Inc.(b),(h)
Tranche B Term Loan
3-month Term SOFR + 4.750% Floor 0.500% 05/31/2030	8.590%	1,335,243	1,345,257
Reworld Holding Corp.(b),(h)
Tranche B1 Term Loan
1-month Term SOFR + 2.250% 11/30/2028	6.281%	3,136,900	3,136,900
Tranche C1 Term Loan
1-month Term SOFR + 2.250% 11/30/2028	6.281%	242,820	242,820
Tidal Waste & Recycling Holdings LLC(b),(h)
Term Loan
3-month Term SOFR + 3.000% 10/24/2031	7.002%	1,723,396	1,729,427
Total			11,934,417
Finance Companies 0.2%
Red SPV LLC(b),(h)
Term Loan
1-month Term SOFR + 2.250% 03/15/2032	6.281%	1,069,589	1,065,578
Snacking Inv Bidco Pty Ltd.(b),(h),(j)
Tranche B Term Loan
3-month Term SOFR + 3.000% 10/08/2032	6.838%	740,879	747,666
Total			1,813,244
Food and Beverage 3.1%
A-AG US GSI Bidco, Inc.(b),(h)
Term Loan
3-month Term SOFR + 5.000% 10/31/2031	9.002%	2,153,910	2,141,805
Aramark Intermediate HoldCo Corp.(b),(h)
Tranche B8 Term Loan
3-month Term SOFR + 2.000% 06/22/2030	6.030%	401,788	402,101
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Tranche B9 Term Loan
1-month Term SOFR + 1.750% 04/06/2028	5.715%	1,023,518	1,023,733
Aspire Bakeries Holdings LLC(b),(h)
Term Loan
1-month Term SOFR + 3.500% 12/23/2030	7.468%	1,249,585	1,253,496
CHG PPC Parent LLC(b),(f),(h)
1st Lien Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 12/08/2028	7.079%	1,232,897	1,237,521
Dechra Pharmaceuticals Holdings Ltd.(b),(h)
Tranche B1 Term Loan
6-month Term SOFR + 3.250% 01/27/2032	7.447%	4,305,080	4,313,173
Froneri International Ltd.(b),(h)
Tranche B6 Term Loan
6-month Term SOFR + 2.500% 08/02/2032	6.372%	1,851,965	1,850,595
Golden State Foods LLC(b),(h)
Term Loan
3-month Term SOFR + 4.000% 12/04/2031	7.998%	2,872,779	2,879,760
Naked Juice LLC(b),(h)
2nd Lien Term Loan
3-month Term SOFR + 6.000% Floor 0.500% 03/24/2030	10.102%	1,000,000	400,000
Primo Brands Corp.(b),(h)
1st Lien Term Loan
3-month Term SOFR + 2.250% 03/31/2028	6.252%	2,989,265	2,996,588
Sazerac Co., Inc.(b),(h)
Tranche B1 Term Loan
1-month Term SOFR + 2.500% 07/09/2032	6.580%	2,700,975	2,713,211
Utz Quality Foods LLC(b),(h)
1st Lien Term Loan
3-month Term SOFR + 2.500% 01/29/2032	6.502%	989,093	987,738
Total			22,199,721
Gaming 4.8%
Caesars Entertainment, Inc.(b),(h)
Tranche B Term Loan
1-month Term SOFR + 2.250% Floor 0.500% 02/06/2030	6.215%	2,604,659	2,580,774
Columbia Floating Rate Fund  | 2025

Portfolio of Investments  (continued)
Columbia Floating Rate Fund, October 31, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
ECL Entertainment LLC(b),(h)
Tranche B Term Loan
1-month Term SOFR + 3.000% 08/30/2030	6.965%	1,985,111	1,977,051
Entain PLC(b),(h),(j)
Tranche B6 Term Loan
3-month Term SOFR + 2.250% 10/31/2029	6.252%	3,810,719	3,807,671
Fertitta Entertainment LLC(b),(h)
Tranche B Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 01/27/2029	7.215%	2,600,977	2,597,829
Flutter Entertainment PLC(b),(h)
Tranche B Term Loan
3-month Term SOFR + 1.750% 11/30/2030	5.752%	2,886,046	2,870,173
HRNI Holdings LLC(b),(h)
Tranche B Term Loan
3-month Term SOFR + 4.250% Floor 0.750% 12/11/2028	8.402%	4,109,665	3,979,512
Jack Ohio Finance LLC(b),(h)
Term Loan
1-month Term SOFR + 4.000% 02/02/2032	7.965%	818,923	814,829
Light and Wonder International, Inc.(b),(h)
Tranche B2 Term Loan
1-month Term SOFR + 2.250% Floor 0.500% 04/16/2029	6.287%	1,870,631	1,872,389
Ontario Gaming GTA LP(b),(h)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 4.250% Floor 0.500% 08/01/2030	8.240%	3,942,801	3,688,175
PCI Gaming Authority(b),(h)
Tranche B Term Loan
1-month Term SOFR + 2.000% 07/18/2031	5.965%	2,733,865	2,734,713
Peninsula PAC Entertainment LLC(b),(h),(j),(k)
Tranche B Term Loan
3-month Term SOFR + 0.000% 10/01/2032	6.410%	303,362	302,604
Peninsula Pacific Entertainment Development LLC(b),(h)
Tranche B Term Loan
3-month Term SOFR + 4.750% 10/01/2032	8.735%	1,294,345	1,291,109
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Scientific Games Holdings LP(b),(h)
Term Loan
3-month Term SOFR + 3.000% Floor 0.500% 04/04/2029	6.934%	3,119,847	3,080,069
Voyager Parent LLC(b),(h)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 4.750% 07/01/2032	8.752%	2,949,101	2,945,798
Total			34,542,696
Health Care 3.6%
CHG Healthcare Services, Inc.(b),(h)
1st Lien Term Loan
1-month Term SOFR + 2.750% 09/29/2028	6.591%	1,632,743	1,637,233
Cotiviti, Inc.(b),(h)
Term Loan
1-month Term SOFR + 2.750% 03/26/2032	6.884%	615,698	591,261
Element Materials Technology Group US Holdings, Inc./EM Midco 2 LLC(b),(h)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 3.675% Floor 0.500% 07/06/2029	7.677%	2,712,396	2,727,667
Mamba Purchaser, Inc.(b),(h)
1st Lien Term Loan
1-month Term SOFR + 2.750% 10/14/2031	6.752%	1,560,638	1,564,056
Medline Borrower LP(b),(h)
Term Loan
1-month Term SOFR + 2.000% 10/23/2030	5.965%	3,132,274	3,133,151
Paradigm Parent LLC(b),(h),(j)
Term Loan
3-month Term SOFR + 4.500% 04/16/2032	8.382%	1,050,000	934,825
Parexel International, Inc.(b),(h)
Term Loan
1-month Term SOFR + 2.500% 11/15/2028	6.465%	2,190,566	2,195,933
Pluto Acquisition I, Inc.(b),(f),(h)
Tranche A Term Loan
3-month Term SOFR + 5.500% 06/20/2028	9.503%	777,784	785,562
Resonetics LLC(b),(h)
1st Lien Term Loan
3-month Term SOFR + 2.750% 06/18/2031	6.593%	868,132	868,132

Columbia Floating Rate Fund  | 2025

Portfolio of Investments  (continued)
Columbia Floating Rate Fund, October 31, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Star Parent, Inc.(b),(h)
Tranche B Term Loan
3-month Term SOFR + 4.000% 09/27/2030	8.002%	2,694,689	2,698,300
Surgery Center Holdings, Inc.(b),(h)
Term Loan
1-month Term SOFR + 2.500% 12/19/2030	6.465%	3,599,242	3,607,016
Upstream Newco, Inc.(b),(h)
1st Lien Term Loan
3-month Term SOFR + 4.250% 11/20/2026	8.352%	3,856,948	3,332,403
WS Audiology A/S(b),(h)
Tranche B8 Term Loan
6-month Term SOFR + 3.500% 02/28/2029	7.198%	2,229,409	2,235,540
Total			26,311,079
Healthcare Insurance 0.1%
Alera Group, Inc.(b),(h)
1st Lien Term Loan
1-month Term SOFR + 3.250% 05/30/2032	7.215%	900,085	904,387
Home Construction 0.2%
Tecta America Corp.(b),(h)
Term Loan
1-month Term SOFR + 3.000% 02/18/2032	6.968%	1,670,513	1,674,689
Independent Energy 0.1%
Hilcorp Energy I LP(b),(h)
Term Loan
1-month Term SOFR + 2.000% 02/11/2030	6.032%	984,513	985,134
Leisure 1.6%
Alterra Mountain Co.(b),(h)
Tranche B8 Term Loan
1-month Term SOFR + 2.500% 05/31/2030	6.465%	284,174	284,708
Tranche B9 Term Loan
1-month Term SOFR + 2.500% 08/17/2028	6.465%	1,171,812	1,174,741
Bulldog Purchaser, Inc.(b),(h)
1st Lien Term Loan
3-month Term SOFR + 3.750% 06/27/2031	7.685%	1,676,660	1,682,947
Cinemark USA, Inc.(b),(h)
Term Loan
3-month Term SOFR + 2.250% 05/24/2030	6.225%	3,785,618	3,782,930
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Crown Finance US, Inc.(b),(h)
Term Loan
1-month Term SOFR + 4.500% 12/02/2031	8.629%	1,424,645	1,420,827
EOC Borrower LLC(b),(h)
Tranche B Term Loan
1-month Term SOFR + 3.000% 03/24/2032	6.965%	616,924	619,238
Motion Acquisition Ltd.(b),(h)
Tranche B Term Loan
3-month Term SOFR + 3.500% 11/12/2029	7.502%	1,985,037	1,713,862
TKO Worldwide Holdings LLC(b),(h)
Tranche B5 1st Lien Term Loan
3-month Term SOFR + 2.000% 11/21/2031	6.038%	637,560	638,848
Total			11,318,101
Lodging 1.0%
Hilton Grand Vacations Borrower LLC(b),(h)
Term Loan
1-month Term SOFR + 2.000% Floor 0.500% 08/02/2028	5.965%	1,738,713	1,734,192
SGH2 LLC(b),(h)
Term Loan
6-month Term SOFR + 4.500% 08/18/2032	8.508%	1,032,052	1,031,433
Travel + Leisure Co.(b),(h)
Term Loan
1-month Term SOFR + 2.500% Floor 0.500% 12/14/2029	6.465%	2,896,097	2,900,035
Turquoise Topco Ltd.(b),(h),(j)
Tranche B Term Loan
3-month Term SOFR + 3.250% 08/13/2032	7.601%	1,642,182	1,617,550
Total			7,283,210
Media and Entertainment 3.9%
Cengage Learning, Inc.(b),(h)
Term Loan
3-month Term SOFR + 3.500% 03/24/2031	7.616%	4,374,098	4,307,393
CMG Media Corp.(b),(h)
Tranche B2 1st Lien Term Loan
3-month Term SOFR + 3.500% 06/18/2029	7.602%	2,404,837	2,211,704
Columbia Floating Rate Fund  | 2025

Portfolio of Investments  (continued)
Columbia Floating Rate Fund, October 31, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Creative Artists Agency LLC(b),(h)
Term Loan
1-month Term SOFR + 2.500% 10/01/2031	6.465%	4,353,019	4,357,241
Emerald X, Inc.(b),(h)
Term Loan
1-month Term SOFR + 3.250% 01/30/2032	7.608%	1,745,625	1,755,086
EW Scripps Co. (The)(b),(h)
Tranche B3 Term Loan
1-month Term SOFR + 3.350% 11/30/2029	7.497%	494,344	477,536
Gray Television, Inc.(b),(h)
Tranche D Term Loan
1-month Term SOFR + 3.000% 12/01/2028	7.249%	1,553,669	1,554,570
Hubbard Radio LLC(b),(h)
Term Loan
1-month Term SOFR + 4.500% Floor 1.000% 09/30/2027	8.465%	1,991,461	960,880
iHeartCommunications, Inc.(b),(h)
Term Loan
1-month Term SOFR + 5.775% 05/01/2029	9.854%	1,605,909	1,431,266
NEP Group, Inc.(b),(h),(j)
Term Loan
1-month Term SOFR + 4.500% 10/17/2031	8.465%	1,529,956	1,466,846
Plano Holdco, Inc.(b),(h)
Term Loan
3-month Term SOFR + 3.500% 10/02/2031	7.502%	2,207,140	2,124,373
Playtika Holding Corp.(b),(h)
Tranche B1 Term Loan
1-month Term SOFR + 2.750% 03/13/2028	6.829%	3,045,438	2,973,657
Sinclair Television Group, Inc.(b),(h)
Tranche B6 Term Loan
3-month Term SOFR + 3.330% 12/31/2029	7.402%	1,180,323	1,070,411
United Talent Agency LLC(b),(h)
Tranche B Term Loan
1-month Term SOFR + 3.500% 06/10/2032	7.532%	1,247,481	1,256,837
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Univision Communications, Inc.(b),(h)
1st Lien Term Loan
1-month Term SOFR + 3.250% Floor 0.750% 01/31/2029	7.329%	2,033,393	2,002,892
Total			27,950,692
Midstream 3.1%
AL GCX Holdings LLC(b),(h)
Term Loan
1-month Term SOFR + 2.000% Floor 0.500% 05/17/2029	6.102%	1,904,251	1,900,176
CQP Holdco LP(b),(h)
Term Loan
3-month Term SOFR + 2.000% 12/31/2030	6.002%	3,952,219	3,957,554
Epic Crude Services LP(b),(h)
Term Loan
3-month Term SOFR + 2.500% 10/15/2031	6.340%	2,301,953	2,311,000
GIP Pilot Acquisition Partners LP(b),(h)
Term Loan
3-month Term SOFR + 2.000% 10/04/2030	5.935%	2,820,336	2,817,685
ITT Holdings LLC(b),(h)
Term Loan
1-month Term SOFR + 2.475% 10/11/2030	6.440%	3,569,887	3,569,887
Oryx Midstream Services Permian Basin LLC(b),(h)
Term Loan
1-month Term SOFR + 2.250% 10/05/2028	6.227%	2,643,523	2,648,493
Traverse Midstream Partners LLC(b),(h)
Term Loan
3-month Term SOFR + 2.500% 02/16/2028	6.340%	3,378,605	3,382,828
WhiteWater DBR Holdco LLC(b),(h)
Tranche B1 Term Loan
3-month Term SOFR + 2.250% 03/03/2031	6.313%	1,921,670	1,919,671
Total			22,507,294
Natural Gas 0.0%
AL GCX Fund VIII Holdings LLC(b),(h)
Term Loan
1-month Term SOFR + 2.000% 01/30/2032	6.102%	130,741	130,291

Columbia Floating Rate Fund  | 2025

Portfolio of Investments  (continued)
Columbia Floating Rate Fund, October 31, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Oil Field Services 0.4%
Lealand Finance Co. BV(b),(h)
Term Loan
1-month Term SOFR + 3.000% 06/30/2027	7.079%	33,314	26,651
1-month Term SOFR + 1.000% 12/30/2027	5.079%	506,736	381,319
MRC Global US, Inc.(b),(f),(h)
Term Loan
6-month Term SOFR + 3.500% 10/29/2031	7.198%	2,703,068	2,703,068
Total			3,111,038
Other Financial Institutions 2.9%
19th Holdings Golf LLC(b),(h)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 02/07/2029	7.456%	1,720,302	1,709,550
Acuren Delaware Holdco, Inc.(b),(h)
Term Loan
1-month Term SOFR + 2.750% 07/30/2031	6.715%	1,405,838	1,406,541
Apex Group Treasury LLC(b),(h)
Term Loan
3-month Term SOFR + 3.500% 02/27/2032	7.755%	2,377,959	2,220,419
BCP VI Summit Holdings LP(b),(h)
Term Loan
1-month Term SOFR + 3.000% 01/30/2032	7.155%	2,130,897	2,136,885
Chrysaor Bidco SARL(b),(h),(j)
Tranche B1 Term Loan
3-month Term SOFR + 3.250% 10/30/2031	7.144%	1,055,367	1,056,950
Citco Funding LLC(b),(h)
Term Loan
3-month Term SOFR + 2.750% Floor 0.500% 04/27/2028	6.806%	1,544,042	1,551,762
FinCo I LLC(b),(h)
Term Loan
1-month Term SOFR + 1.750% 06/27/2029	5.715%	1,814,531	1,811,138
GBT Group Services BV(b),(h)
Tranche B1 Term Loan
3-month Term SOFR + 2.500% 07/25/2031	6.358%	1,985,000	1,986,926
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Hunter Douglas Holding BV(b),(h)
Tranche B1 Term Loan
3-month Term SOFR + 3.250% 01/17/2032	7.252%	1,988,077	1,990,204
Opal US LLC(b),(h)
Tranche B4 Term Loan
3-month Term SOFR + 3.000% 04/28/2032	6.902%	3,277,702	3,290,517
Trans Union LLC(b),(h)
Tranche B9 Term Loan
1-month Term SOFR + 1.750% 06/24/2031	5.715%	1,834,260	1,830,922
Total			20,991,814
Other Industry 2.7%
Artera Services LLC(b),(h)
Tranche C 1st Lien Term Loan
3-month Term SOFR + 4.500% 02/15/2031	8.502%	1,669,958	1,415,673
Brand Industrial Services, Inc.(b),(h)
Tranche C Term Loan
3-month Term SOFR + 4.500% Floor 0.500% 08/01/2030	8.796%	956,768	843,553
Catawba Nation Gaming Authority(b),(h)
Tranche B Term Loan
1-month Term SOFR + 4.750% 03/29/2032	8.715%	3,454,547	3,525,815
Chariot Buyer LLC(b),(h)
1st Lien Term Loan
1-month Term SOFR + 3.000% 09/08/2032	6.965%	1,937,005	1,941,847
Grant Thornton Advisors LLC(b),(h)
Term Loan
1-month Term SOFR + 2.500% 06/02/2031	6.465%	2,010,769	2,003,249
Hillman Group, Inc. (The)(b),(h)
Term Loan
1-month Term SOFR + 2.000% Floor 0.500% 07/14/2028	6.031%	1,343,797	1,344,644
MRP Buyer LLC(b),(h),(j),(k)
Delayed Draw Term Loan
3-month Term SOFR + 3.250% 06/04/2032	5.662%	317,537	311,847
MRP Buyer LLC(b),(h)
Term Loan
3-month Term SOFR + 3.250% 06/04/2032	7.252%	2,494,935	2,450,226
Columbia Floating Rate Fund  | 2025

Portfolio of Investments  (continued)
Columbia Floating Rate Fund, October 31, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
WireCo WorldGroup, Inc.(b),(h)
Term Loan
3-month Term SOFR + 3.750% 11/13/2028	7.607%	3,568,140	3,516,117
Xplor T1 LLC(b),(h),(j)
Tranche B Term Loan
3-month Term SOFR + 3.500% 06/24/2032	7.384%	2,022,928	2,020,399
Total			19,373,370
Other REIT 0.1%
OEG Borrower LLC(b),(h)
Term Loan
1-month Term SOFR + 3.500% 06/30/2031	7.531%	594,646	596,132
Packaging 2.8%
Charter Next Generation, Inc.(b),(h)
1st Lien Term Loan
1-month Term SOFR + 2.750% 11/29/2030	6.798%	4,253,534	4,267,912
Clydesdale Acquisition Holdings, Inc.(b),(h),(j),(k)
Delayed Draw Tranche B 1st Lien Term Loan
3-month Term SOFR + 3.250% 04/01/2032	3.250%	12,055	12,022
Clydesdale Acquisition Holdings, Inc.(b),(h)
Tranche B 1st Lien Term Loan
1-month Term SOFR + 3.175% Floor 0.500% 04/13/2029	7.140%	3,995,703	3,992,586
1-month Term SOFR + 3.250% 04/01/2032	7.215%	709,455	707,546
Flint Group Packaging Inks North America Holdings LLC(b),(h)
Tranche B 2nd Lien Term Loan
3-month Term SOFR + 0.100% 12/31/2027	4.221%	2,445,339	137,550
Tranche B Term Loan
3-month Term SOFR + 4.250% 12/31/2026	8.371%	3,002,300	2,827,176
LC Ahab US Bidco LLC(b),(h)
Term Loan
1-month Term SOFR + 3.000% 05/01/2031	6.965%	3,510,705	3,515,093
Owens-Brockway Glass Container, Inc.(b),(h)
Tranche B1 Term Loan
3-month Term SOFR + 3.000% 09/30/2032	6.838%	1,292,001	1,288,229
Tosca Services LLC(b),(h)
Tranche A Term Loan
1-month Term SOFR + 5.500% 11/30/2028	9.491%	1,566,580	1,588,779
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Tranche B Term Loan
1-month Term SOFR + 1.500% 11/30/2028	5.591%	1,986,255	1,795,912
Total			20,132,805
Paper 0.3%
Verde Purchaser LLC(b),(h)
Term Loan
3-month Term SOFR + 4.000% 11/30/2030	8.002%	2,207,531	2,117,155
Property & Casualty 3.6%
Alliant Holdings Intermediate LLC(b),(h)
Term Loan
1-month Term SOFR + 2.500% 09/19/2031	6.465%	3,357,679	3,353,281
AmWINS Group, Inc.(b),(h)
Term Loan
3-month Term SOFR + 2.250% 01/30/2032	6.252%	2,977,500	2,980,597
Asurion LLC(b),(h)
Tranche B13 1st Lien Term Loan
1-month Term SOFR + 4.250% 09/19/2030	8.215%	1,619,609	1,612,191
Broadstreet Partners, Inc.(b),(h)
Tranche B Term Loan
1-month Term SOFR + 2.750% 06/13/2031	6.715%	3,376,687	3,384,015
Hub International Ltd.(b),(h)
Term Loan
3-month Term SOFR + 2.250% 06/20/2030	6.120%	3,766,661	3,778,300
Sedgwick Claims Management Services, Inc./Lightning Cayman Merger Sub Ltd.(b),(h)
Term Loan
1-month Term SOFR + 2.500% 07/31/2031	6.465%	4,581,726	4,579,709
Truist Insurance Holdings LLC(b),(h)
1st Lien Term Loan
3-month Term SOFR + 2.750% 05/06/2031	6.752%	1,511,755	1,509,049
USI, Inc.(b),(h)
Tranche C Term Loan
3-month Term SOFR + 2.250% 09/29/2030	6.252%	2,011,483	2,012,328
Tranche D Term Loan
3-month Term SOFR + 2.250% 11/21/2029	6.252%	2,937,441	2,940,378
Total			26,149,848

Columbia Floating Rate Fund  | 2025

Portfolio of Investments  (continued)
Columbia Floating Rate Fund, October 31, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Restaurants 1.5%
Dave & Buster’s, Inc.(b),(h)
Tranche B Term Loan
1-month Term SOFR + 3.250% 06/29/2029	7.250%	2,081,912	1,907,552
1-month Term SOFR + 3.250% 11/01/2031	7.250%	1,094,772	974,742
Flynn Restaurant Group LP(b),(h)
1st Lien Term Loan
1-month Term SOFR + 3.750% 01/28/2032	7.715%	678,051	680,275
IRB Holding Corp.(b),(h)
Tranche B Term Loan
1-month Term SOFR + 2.500% 12/15/2027	6.465%	2,676,114	2,679,352
Whatabrands LLC(b),(h)
Tranche B Term Loan
1-month Term SOFR + 2.500% 08/03/2028	6.465%	4,620,705	4,629,022
Total			10,870,943
Retailers 2.2%
Belron Finance 2019 LLC(b),(h)
Term Loan
3-month Term SOFR + 2.250% 10/16/2031	6.742%	2,259,524	2,268,946
Great Outdoors Group LLC(b),(h)
Tranche B3 Term Loan
1-month Term SOFR + 3.250% Floor 0.750% 01/23/2032	7.215%	3,927,532	3,923,447
Harbor Freight Tools USA, Inc.(b),(h)
Term Loan
1-month Term SOFR + 2.250% 06/11/2031	6.215%	1,210,066	1,192,024
Mavis Tire Express Services Topco Corp.(b),(h)
1st Lien Term Loan
3-month Term SOFR + 3.000% 05/04/2028	7.199%	2,761,634	2,765,886
PetSmart LLC(b),(h)
Term Loan
1-month Term SOFR + 4.000% 08/18/2032	8.031%	2,349,801	2,314,554
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Restoration Hardware, Inc.(b),(h)
Term Loan
1-month Term SOFR + 2.500% Floor 0.500% 10/20/2028	6.579%	984,615	955,284
1-month Term SOFR + 3.250% Floor 0.500% 10/20/2028	7.315%	2,377,074	2,319,145
Total			15,739,286
Technology 20.3%
Adeia, Inc.(b),(f),(h)
Tranche B Term Loan
1-month Term SOFR + 2.500% 06/08/2028	6.465%	2,691,256	2,701,348
Ahead DB Holdings LLC(b),(h)
Tranche B5 1st Lien Term Loan
3-month Term SOFR + 2.750% Floor 0.750% 02/01/2031	6.752%	2,734,754	2,740,825
Applied Systems, Inc.(b),(h)
Tranche B1 1st Lien Term Loan
3-month Term SOFR + 2.250% 02/24/2031	6.252%	1,621,616	1,623,854
Ascend Learning LLC(b),(h)
Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 12/11/2028	6.965%	4,517,531	4,512,833
athenahealth Group, Inc.(b),(h)
Term Loan
1-month Term SOFR + 2.750% Floor 0.500% 02/15/2029	6.715%	4,523,280	4,499,939
Atlas CC Acquisition Corp.(b),(h)
Tranche B Term Loan
3-month Term SOFR + 4.250% 05/25/2029	8.370%	2,862,560	1,630,772
Tranche C Term Loan
3-month Term SOFR + 1.000% 05/25/2029	5.120%	414,394	236,076
Avaya, Inc.(b),(h)
Term Loan
1-month Term SOFR + 7.500% Floor 1.000% 08/01/2028	11.465%	1,789,234	1,561,107
Barracuda Parent LLC(b),(h)
1st Lien Term Loan
3-month Term SOFR + 4.500% Floor 0.500% 08/15/2029	8.340%	611,100	507,084
Columbia Floating Rate Fund  | 2025

Portfolio of Investments  (continued)
Columbia Floating Rate Fund, October 31, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
BCPE Pequod Buyer, Inc.(b),(h)
Term Loan
1-month Term SOFR + 3.000% 11/25/2031	6.965%	2,092,453	2,097,684
Boost Newco Borrower LLC(b),(h)
Tranche B2 Term Loan
3-month Term SOFR + 2.000% 01/31/2031	6.002%	3,037,593	3,044,246
Boxer Parent Co., Inc.(b),(h)
Term Loan
3-month Term SOFR + 3.000% 07/30/2031	7.199%	2,981,538	2,959,743
Calabrio, Inc.(b),(h),(j)
Term Loan
3-month Term SOFR + 4.000% 10/25/2032	7.986%	1,346,572	1,279,243
Central Parent LLC(b),(h)
1st Lien Term Loan
3-month Term SOFR + 3.250% 07/06/2029	7.252%	2,992,486	2,456,142
Cloud Software Group, Inc.(b),(h)
Tranche B1 Term Loan
3-month Term SOFR + 3.250% 08/13/2032	7.252%	2,415,606	2,414,858
Tranche B2 Term Loan
3-month Term SOFR + 3.250% 03/21/2031	7.252%	1,282,279	1,281,882
Cloudera, Inc.(b),(h)
1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 10/08/2028	7.815%	3,253,300	3,115,035
Coherent Corp.(b),(h)
Tranche B3 Term Loan
1-month Term SOFR + 1.750% 07/02/2029	5.715%	1,323,980	1,324,390
CoreLogic, Inc.(b),(h)
1st Lien Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 06/02/2028	7.579%	3,600,000	3,596,400
Cornerstone OnDemand, Inc.(b),(h)
1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 10/16/2028	7.829%	1,745,478	1,669,846
Cotiviti, Inc.(b),(h)
Term Loan
1-month Term SOFR + 2.750% 05/01/2031	6.884%	3,899,427	3,749,962
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Dayforce, Inc.(b),(h),(j)
Tranche B Term Loan
3-month Term SOFR + 3.500% 10/07/2032	7.157%	6,814,145	6,788,592
DS Admiral Bidco LLC(b),(h)
Term Loan
1-month Term SOFR + 4.250% 06/26/2031	8.215%	1,916,986	1,895,420
Ellucian Holdings, Inc.(b),(h)
1st Lien Term Loan
1-month Term SOFR + 2.750% 10/09/2029	6.715%	4,093,289	4,097,137
Flash Charm, Inc.(b),(h)
1st Lien Term Loan
3-month Term SOFR + 3.500% Floor 0.750% 03/02/2028	7.796%	2,056,388	1,829,219
Fortress Intermediate 3, Inc.(b),(h)
Tranche B Term Loan
1-month Term SOFR + 3.000% 06/27/2031	7.106%	2,975,892	2,979,612
Genesys Cloud Services Holdings I LLC(b),(h)
Term Loan
1-month Term SOFR + 2.500% 01/30/2032	6.465%	3,624,371	3,579,066
Icon Parent I, Inc.(b),(h)
1st Lien Term Loan
3-month Term SOFR + 2.750% 11/13/2031	6.753%	2,608,051	2,605,939
Idemia Group SAS(b),(h)
Tranche B5 Term Loan
3-month Term SOFR + 4.250% Floor 0.750% 09/30/2028	8.252%	3,277,620	3,281,717
IGT Holding IV AB(b),(h)
Tranche B7 Term Loan
3-month Term SOFR + 3.000% 09/01/2031	6.951%	2,988,793	2,996,265
Informatica LLC(b),(h)
Tranche B Term Loan
1-month Term SOFR + 2.250% 10/27/2028	6.215%	2,602,432	2,609,745
ION Platform Finance US, Inc.(b),(h)
Term Loan
3-month Term SOFR + 3.750% 10/07/2032	7.685%	3,121,005	3,053,560
KnowBe4, Inc.(b),(h)
1st Lien Term Loan
3-month Term SOFR + 3.750% 07/23/2032	7.590%	1,887,934	1,883,214

Columbia Floating Rate Fund  | 2025

Portfolio of Investments  (continued)
Columbia Floating Rate Fund, October 31, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Leia Finco US LLC(b),(h)
1st Lien Term Loan
3-month Term SOFR + 3.250% 10/09/2031	7.185%	2,644,106	2,648,654
Loyalty Ventures, Inc.(f),(h),(i)
Tranche B Term Loan
11/03/2027	14.000%	2,716,857	203,764
McAfee Corp.(b),(h)
Tranche B1 Term Loan
1-month Term SOFR + 3.000% 03/01/2029	6.965%	3,968,861	3,753,868
Mitchell International, Inc.(b),(h)
1st Lien Term Loan
1-month Term SOFR + 3.250% 06/17/2031	7.215%	3,698,867	3,700,901
Mitnick Corporate Purchaser, Inc.(b),(h)
Term Loan
3-month Term SOFR + 4.750% Floor 0.500% 05/02/2029	8.690%	1,171,681	840,681
Neptune BidCo US, Inc.(b),(h)
Tranche A 1st Lien Term Loan
3-month Term SOFR + 4.750% 10/11/2028	8.762%	2,269,472	2,190,041
Nielsen Consumer, Inc.(b),(h)
Term Loan
1-month Term SOFR + 2.500% 10/31/2030	6.465%	4,639,540	4,627,941
Peraton Corp.(b),(h)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 3.750% Floor 0.750% 02/01/2028	7.690%	3,858,932	3,320,881
Ping Identity Corp.(b),(h),(j)
Term Loan
1-month Term SOFR + 2.750% 10/29/2032		1,876,117	1,876,117
PointClickCare Technologies, Inc.(b),(h)
Term Loan
3-month Term SOFR + 2.750% 11/03/2031	6.752%	1,990,000	1,992,487
Project Boost Purchaser LLC(b),(h)
1st Lien Term Loan
3-month Term SOFR + 2.750% 07/16/2031	6.668%	3,738,668	3,728,349
Proofpoint, Inc.(b),(h)
1st Lien Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 08/31/2028	6.965%	4,679,582	4,696,382
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Rackspace Finance LLC(b),(h)
Tranche B Term Loan
1-month Term SOFR + 2.750% Floor 0.750% 05/15/2028	6.912%	2,854,833	1,276,653
Rocket Software, Inc.(b),(h)
Term Loan
1-month Term SOFR + 3.750% 11/28/2028	7.715%	1,963,322	1,954,035
Sabre GLBL, Inc.(b),(h)
Tranche B1 Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 12/17/2027	7.579%	297,268	281,415
Tranche B2 Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 12/17/2027	7.579%	97,317	92,127
Sabre GLBL, Inc.(b),(f),(h)
Tranche B1 Term Loan
1-month Term SOFR + 6.000% Floor 0.500% 11/15/2029	10.065%	1,042,285	964,113
Tranche B2 Term Loan
1-month Term SOFR + 6.000% Floor 0.500% 11/15/2029	10.065%	1,320,304	1,214,680
Sanmina Corp.(b),(h),(j)
Tranche B Term Loan
1-month Term SOFR + 2.000% 10/27/2032	5.986%	1,726,538	1,726,538
Sophos Holdings SARL(b),(h)
1st Lien Term Loan
1-month Term SOFR + 3.500% 03/05/2027	7.579%	756,197	756,515
Sovos Compliance LLC(b),(h)
1st Lien Term Loan
1-month Term SOFR + 3.250% 08/13/2029	7.215%	4,444,368	4,442,368
SS&C Technologies, Inc.(b),(h)
Tranche B8 Term Loan
1-month Term SOFR + 2.000% 05/09/2031	5.965%	980,136	982,057
Storable, Inc.(b),(h)
1st Lien Term Loan
1-month Term SOFR + 3.250% 04/16/2031	7.215%	1,776,277	1,783,684
UKG, Inc.(b),(h)
1st Lien Term Loan
3-month Term SOFR + 2.500% 02/10/2031	6.338%	4,878,713	4,875,297
Columbia Floating Rate Fund  | 2025

Portfolio of Investments  (continued)
Columbia Floating Rate Fund, October 31, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Ultra Clean Holdings, Inc.(b),(h)
Term Loan
1-month Term SOFR + 2.750% 02/25/2028	6.715%	1,369,454	1,375,452
Virtusa Corp.(b),(h)
Tranche B2 Term Loan
1-month Term SOFR + 3.250% Floor 0.750% 02/15/2029	7.215%	3,357,737	3,309,050
VS Buyer LLC(b),(h)
Term Loan
3-month Term SOFR + 2.250% 04/12/2031	6.090%	597,987	592,008
World Wide Technology Holding Co. LLC(b),(h)
Term Loan
1-month Term SOFR + 2.000% 03/01/2030	5.991%	1,491,250	1,493,114
Total			147,301,927
Transportation Services 2.0%
Apple Bidco LLC(b),(h)
1st Lien Term Loan
1-month Term SOFR + 2.500% 09/23/2031	6.465%	3,665,629	3,674,133
Beacon Mobility Corp.(b),(h),(j),(k)
Delayed Draw Term Loan
3-month Term SOFR + 3.250% 08/06/2030	4.423%	334,381	336,264
Beacon Mobility Corp.(b),(h)
Term Loan
3-month Term SOFR + 3.250% 08/06/2030	7.252%	2,440,985	2,454,728
Brown Group Holding LLC(b),(h)
Tranche B2 Term Loan
3-month Term SOFR + 2.750% Floor 0.500% 07/01/2031	6.727%	3,083,132	3,094,693
First Student Bidco, Inc.(b),(h)
Tranche B Term Loan
3-month Term SOFR + 2.500% 08/15/2030	6.711%	3,416,303	3,418,865
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Tranche C Term Loan
3-month Term SOFR + 2.500% 08/15/2030	6.711%	625,098	625,411
Student Transportation of America Holdings, Inc.(b),(h)
Tranche B Term Loan
3-month Term SOFR + 3.250% 06/24/2032	7.253%	1,229,303	1,238,142
Total			14,842,236
Wireless 0.6%
Crown Subsea Communications Holding, Inc.(b),(h)
Term Loan
1-month Term SOFR + 3.500% 01/30/2031	7.465%	4,037,163	4,057,349
Total Senior Loans (Cost $686,343,237)			672,844,377

Warrants 0.0%
Issuer	Shares	Value ($)
Communication Services 0.0%
Diversified Telecommunication Services 0.0%
Uniti Group, Inc.(d) 08/01/2028	32,155	184,891
Total Communication Services		184,891
Total Warrants (Cost $184,248)		184,891

Money Market Funds 4.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.220%(l),(m)	29,058,391	29,049,674
Total Money Market Funds (Cost $29,049,007)		29,049,674
Total Investments in Securities (Cost: $764,148,698)		747,931,808
Other Assets & Liabilities, Net		(21,946,001)
Net Assets		725,985,807
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At October 31, 2025, the total value of these securities amounted to $31,660,368, which represents 4.36% of total net assets.

(b)	Variable rate security. The interest rate shown was the current rate as of October 31, 2025.
(c)	Represents a security purchased on a when-issued basis.
(d)	Non-income producing investment.

Columbia Floating Rate Fund  | 2025

Portfolio of Investments  (continued)
Columbia Floating Rate Fund, October 31, 2025 (Unaudited)
Notes to Portfolio of Investments (continued)
(e)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At October 31, 2025, the total value of these securities amounted to $1,053,004, which represents 0.15% of total net assets.

(f)	Valuation based on significant unobservable inputs.
(g)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(h)
The stated interest rate represents the weighted average interest rate at October 31, 2025 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(i)	Represents a security in default.
(j)	Represents a security purchased on a forward commitment basis.
(k)
At October 31, 2025, the Fund had unfunded senior loan commitments pursuant to the terms of the loan agreement. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

Borrower	Unfunded Commitment ($)
Beacon Mobility Corp. Delayed Draw Term Loan 08/06/2030 4.423%	130,409
Clydesdale Acquisition Holdings, Inc. Delayed Draw Tranche B 1st Lien Term Loan 04/01/2032 3.250%	12,055
June Purchaser LLC Delayed Draw Term Loan 11/28/2031 2.750%	237,910
MRP Buyer LLC Delayed Draw Term Loan 06/04/2032 5.662%	126,108
Peninsula PAC Entertainment LLC Tranche B Term Loan 10/01/2032 6.410%	303,362
Raven Acquisition Holdings LLC Delayed Draw Term Loan 11/19/2031 3.000%	254,922
SWF Holdings I Corp. Delayed Draw Term Loan 12/19/2029 2.250%	150,486
USALCO LLC Delayed Draw Term Loan 09/30/2031 1.000%	143,822

(l)	The rate shown is the seven-day current annualized yield at October 31, 2025.
(m)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended October 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.220%
	38,135,320	52,650,478	(61,736,850)	726	29,049,674	(2,303)	357,686	29,058,391
Abbreviation Legend
SOFR	Secured Overnight Financing Rate
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
Columbia Floating Rate Fund  | 2025

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT149_07_R01_(12/25)